Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2024 Pay versus Performance Table

Year	Summary Compensation Table total for CEO (1) ($)	Average Summary Compensation Table total for other NEOs (2) ($)	Compensation actually paid to CEO (3) ($)	Average compensation actually paid to other NEOs (3) ($)	TSR (4) ($)	Peer group TSR (4) ($)	Net income (loss) ($ in thousands)	ICP Free Cash Flow* ($ in thousands)
2024	13,091,307	2,668,756	13,651,298	3,020,169	789.80	609.92	286,405	455,763
2023	13,194,665	2,231,481	20,455,474	3,162,417	740.94	653.90	655,892	845,846
2022	9,963,103	1,477,694	33,755,260	3,694,785	462.15	454.34	466,979	585,224
2021	7,115,513	1,029,306	20,081,272	2,158,019	156.56	204.93	34,110	184,001
2020	6,740,223	1,547,535	4,862,793	1,293,669	49.70	65.60	(13,214)	108,937
(1) The CEO for each of 2024, 2023, 2022, 2021, and 2020 was James A. Brock.
(2) The other named executive officers for each of 2024, 2023, 2022, and 2021 were Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka. The other named executive officers for 2020 were Martha A. Wiegand, Kurt R. Salvatori, and James McCaffrey.
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total for covered year ($)	Pension Valuation Adjustments		Equity Award Adjustments
			Deduct change in pension value during covered year ($)	Include pension service cost adjustment during covered year ($)	Deduct stock award value as reported in SCT for covered year ($)	Add year-end value of awards granted in covered year and outstanding and unvested as of covered year-end ($)	Change in value as of covered year-end (as compared to prior year-end) of equity awards granted prior to covered year and outstanding and unvested as of covered year-end ($)	Change in value as of vesting date (as compared to prior year-end) of equity awards granted prior to covered year that vested during covered year ($)
2024	CEO	13,091,307	(68,804)	0	(3,000,000)	3,690,808	314,431	(376,444)
	Other NEOs	2,668,756	(31,481)	17,314	(636,846)	1,004,135	14,487	(16,196)
(4) TSR is determined based on the value of an initial fixed investment of $100 from December 31, 2019 through December 31, 2024. The peer group TSR represents the TSR of the peer group disclosed in our Annual Report on Form
10-K
for the year ended December 31, 2024.

Company Selected Measure Name	ICP Free Cash Flow
Named Executive Officers, Footnote	The other named executive officers for each of 2024, 2023, 2022, and 2021 were Mitesh B. Thakkar, Martha A. Wiegand, Kurt R. Salvatori, and John M. Rothka. The other named executive officers for 2020 were Martha A. Wiegand, Kurt R. Salvatori, and James McCaffrey.
Peer Group Issuers, Footnote	TSR is determined based on the value of an initial fixed investment of $100 from December 31, 2019 through December 31, 2024. The peer group TSR represents the TSR of the peer group disclosed in our Annual Report on Form
10-K
	for the year ended December 31, 2024.
PEO Total Compensation Amount	$ 13,091,307	$ 13,194,665	$ 9,963,103	$ 7,115,513	$ 6,740,223
PEO Actually Paid Compensation Amount	$ 13,651,298	20,455,474	33,755,260	20,081,272	4,862,793
Adjustment To PEO Compensation, Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total for covered year ($)	Pension Valuation Adjustments		Equity Award Adjustments
			Deduct change in pension value during covered year ($)	Include pension service cost adjustment during covered year ($)	Deduct stock award value as reported in SCT for covered year ($)	Add year-end value of awards granted in covered year and outstanding and unvested as of covered year-end ($)	Change in value as of covered year-end (as compared to prior year-end) of equity awards granted prior to covered year and outstanding and unvested as of covered year-end ($)	Change in value as of vesting date (as compared to prior year-end) of equity awards granted prior to covered year that vested during covered year ($)
2024	CEO	13,091,307	(68,804)	0	(3,000,000)	3,690,808	314,431	(376,444)
	Other NEOs	2,668,756	(31,481)	17,314	(636,846)	1,004,135	14,487	(16,196)

Non-PEO NEO Average Total Compensation Amount	$ 2,668,756	2,231,481	1,477,694	1,029,306	1,547,535
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,020,169	3,162,417	3,694,785	2,158,019	1,293,669
Adjustment to Non-PEO NEO Compensation Footnote
(3) SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. For purposes of the pension valuation adjustments shown below, there was no prior service cost to report. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report. The following table details these adjustments:

Year	Executive(s)	Summary compensation table total for covered year ($)	Pension Valuation Adjustments		Equity Award Adjustments
			Deduct change in pension value during covered year ($)	Include pension service cost adjustment during covered year ($)	Deduct stock award value as reported in SCT for covered year ($)	Add year-end value of awards granted in covered year and outstanding and unvested as of covered year-end ($)	Change in value as of covered year-end (as compared to prior year-end) of equity awards granted prior to covered year and outstanding and unvested as of covered year-end ($)	Change in value as of vesting date (as compared to prior year-end) of equity awards granted prior to covered year that vested during covered year ($)
2024	CEO	13,091,307	(68,804)	0	(3,000,000)	3,690,808	314,431	(376,444)
	Other NEOs	2,668,756	(31,481)	17,314	(636,846)	1,004,135	14,487	(16,196)

Tabular List, Table
2024 Unranked Performance Measures
As noted above, our Compensation Committee believes in a wholistic evaluation of our executives’ and our Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with shareholder value creation. As required by SEC rules, the performance measures identified as the most important for named executive officers’ 2024 compensation decisions are listed below.

Net Income	Free Cash Flow*

TSR	Net (Cash)/Debt Level*

ICP Free Cash Flow*	Average Cash Cost of Coal Sold per Ton*

Adjusted EBITDA*

Total Shareholder Return Amount	$ 789.8	740.94	462.15	156.56	49.7
Peer Group Total Shareholder Return Amount	609.92	653.9	454.34	204.93	65.6
Net Income (Loss)	$ 286,405,000	$ 655,892,000	$ 466,979,000	$ 34,110,000	$ (13,214,000)
Company Selected Measure Amount	455,763,000	845,846,000	585,224,000	184,001,000	108,937,000
PEO Name	James A. Brock	James A. Brock	James A. Brock	James A. Brock	James A. Brock
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net (Cash)/Debt Level
Measure:: 5
Pay vs Performance Disclosure
Name	ICP Free Cash Flow
Measure:: 6
Pay vs Performance Disclosure
Name	Average Cash Cost of Coal Sold per Ton
Measure:: 7
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (68,804)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,690,808
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,431
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(376,444)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,481)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,314
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(636,846)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,004,135
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,487
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,196)